Common Stock - common stock reserved for future issuance - (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Common Stock
Common stock options outstanding	15,144,811	12,674,486		5,034,858
Preferred stock, shares outstanding	0	0
Sale of Private Placement Warrants (in shares)	24,333,365			522,009
Total common stock reserved for future issuance	68,233,622			25,024,858
Restricted Stock Units R S U [Member]
Common Stock
Common stock options outstanding				5,034,858
Redeemable Convertible Preferred Stock [Member]
Common Stock
Preferred stock, shares outstanding				18,446,525
Series A-1
Common Stock
Sale of Private Placement Warrants (in shares)				74,784
Series A-3
Common Stock
Sale of Private Placement Warrants (in shares)			238,189	238,189
Series A-4
Common Stock
Sale of Private Placement Warrants (in shares)				708,493
Legacy Gelesis Inc [Member]
Common Stock
Sale of Private Placement Warrants (in shares)		522,009
Total common stock reserved for future issuance		25,170,612
Legacy Gelesis Inc [Member] | Restricted Stock Units R S U [Member]
Common Stock
Common stock options outstanding		5,203,174
Legacy Gelesis Inc [Member] | Redeemable Convertible Preferred Stock [Member]
Common Stock
Preferred stock, shares outstanding		18,736,936
Legacy Gelesis Inc [Member] | Series A-4
Common Stock
Sale of Private Placement Warrants (in shares)		708,493